Average Annual Total Returns	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free California Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Tax-Free California Fund Class A 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A 10 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free California Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Tax-Free California Fund Class C 1 year	Prospectus #1 Delaware Tax-Free California Fund Class C 5 years	Prospectus #1 Delaware Tax-Free California Fund Class C 10 years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free California Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free California Fund Institutional Class Inception Date	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Class C 10 years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free Idaho Fund Institutional Class Inception Date	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Tax-Free New York Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class A 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Tax-Free New York Fund Class C 1 year	Prospectus #1 Delaware Tax-Free New York Fund Class C 5 years	Prospectus #1 Delaware Tax-Free New York Fund Class C 10 years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class 1 year	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class 5 years	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Lifetime	Prospectus #1 Delaware Tax-Free New York Fund Institutional Class Inception Date	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Class C 10 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Lifetime	Prospectus #1 Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class Inception Date	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Class C 10 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 1 year	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 5 years	Prospectus #2 Delaware National High-Yield Municipal Bond Fund Institutional Class 10 years
Total	1.52%	4.17%	3.72%	(0.63%)	3.74%	4.06%	(0.67%)	3.66%	4.03%	0.77%	3.59%	3.92%	2.38%	3.93%	3.77%	4.42%	4.97%	5.23%	Dec. 31, 2013	1.52%	4.17%	3.72%	(0.63%)	3.02%	2.65%	(0.63%)	3.02%	2.65%	0.56%	2.97%	2.71%	2.26%	3.19%	2.35%	4.39%	4.25%	4.25%	Dec. 31, 2013	1.52%	4.17%	3.72%	(0.79%)	3.39%	3.62%	(0.80%)	3.33%	3.59%	0.48%	3.25%	3.49%	2.13%	3.58%	3.32%	4.16%	4.60%	4.93%	Dec. 31, 2013	1.52%	4.17%	3.72%	(1.59%)	3.13%	3.31%	(1.59%)	3.13%	3.31%	0.01%	3.05%	3.28%	1.30%	3.31%	3.01%	3.33%	4.37%	4.47%	Dec. 31, 2013	1.52%	4.17%	3.72%	3.03%	5.74%	5.74%	2.95%	5.72%	5.72%	3.20%	5.34%	5.41%	6.03%	5.94%	5.43%	8.08%	7.00%	6.49%